Intangible assets - Allocation of goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets
Goodwill	$ 999	$ 976
Europe
Disclosure of detailed information about intangible assets
Goodwill	560	537
Americas
Disclosure of detailed information about intangible assets
Goodwill	$ 439	$ 439